Reconciliation of Loss Before Income Tax to Net Cash Used in Operating Activities - Schedule of Reconciliation of Loss Before Income Tax to Net Cash Used in Operating Activities (Details)	12 Months Ended
	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 AUD ($)
Schedule of Reconciliation of Loss Before Income Tax to Net Cash Used in Operating Activities [Line Items]
Loss before income tax expense for the year	$ (6,645,453)		$ (3,546,195)
Depreciation and amortisation	1,222,955		1,211,892
Foreign exchange differences	(126,206)
Interest expense	1,917,720		599,494
Gain/loss on extinguishment	(499,609)
Gain/loss on derivative revaluation	(301,052)	$ (499,609)
(Increase) / decrease in GST receivable	(22,993)		(31,441)
Increase / (decrease) in GST payable	31,441		(23,155)
(Increase) in accounts receivables	(247,487)		119,774
(Increase) / decrease in inventory			95,201
(Increase) / decrease in prepayments and other assets	176,108		40,893
Increase / (decrease) in deferred revenue	(118,704)		40,000
Increase in payroll liabilities	(545,649)		395,385
Increase in provision for employee leave	(8,700)		40,606
Increase in trade payables and accruals	(308,057)		(12,927)
(Increase)/decrease in trade and other receivable	(45,931)
Net cash used in operating activities	(5,521,617)		(1,070,471)
Sport Supplements Pty Ltd [Member]
Schedule of Reconciliation of Loss Before Income Tax to Net Cash Used in Operating Activities [Line Items]
Net cash used in operating activities	$ (5,521,617)		$ (1,070,473)